DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

November 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.6%
Brazil - 2.8%
Americanas SA	4,992	$10,024
Atacadao SA	4,126	12,530
Banco Bradesco SA	11,129	29,120
Banco Santander Brasil SA	2,487	13,081
CCR SA	9,331	20,955
Cia de Saneamento Basico do Estado de Sao Paulo	2,443	28,008
Cosan SA	9,176	31,460
Energisa SA	1,404	11,563
Equatorial Energia SA	7,758	40,643
Hapvida Participacoes e Investimentos SA, 144A	34,150	33,768
Hypera SA	2,950	24,929
Klabin SA	5,472	20,499
Localiza Rent a Car SA*	15	163
Localiza Rent a Car SA	5,529	63,188
Lojas Renner SA	7,608	33,491
Natura & Co. Holding SA	6,893	15,349
Petro Rio SA*	5,349	36,668
Raia Drogasil SA	8,024	35,170
Rede D’Or Sao Luiz SA, 144A	3,083	18,209
Rumo SA	9,860	36,487
Telefonica Brasil SA	3,735	27,025
TIM SA	6,281	15,527
TOTVS SA	3,923	23,021
Ultrapar Participacoes SA	5,679	15,335
WEG SA	12,716	94,304

(Cost $728,611)		690,517

Chile - 0.3%
Cencosud SA	11,204	16,551
Empresas CMPC SA	7,977	13,128
Empresas Copec SA	2,896	20,111
Enel Americas SA	161,583	21,274
Falabella SA	5,724	10,155

(Cost $94,307)		81,219

China - 26.8%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	700	1,747
3SBio, Inc., 144A	11,138	11,772
AAC Technologies Holdings, Inc.*	4,879	11,226
Air China Ltd., Class A*	2,300	3,396
Air China Ltd., Class H*	13,956	11,085
Airtac International Group	1,106	33,818
Alibaba Group Holding Ltd.*	109,839	1,124,353
Angel Yeast Co. Ltd., Class A	200	1,231
Anjoy Foods Group Co. Ltd., Class A	100	2,231
Baidu, Inc., Class A*	16,448	214,095
Baoshan Iron & Steel Co. Ltd., Class A	10,308	8,207
BBMG Corp., Class A	2,500	942
Beijing Capital International Airport Co. Ltd., Class H*	12,614	8,129
Beijing Easpring Material Technology Co. Ltd., Class A	200	1,730
BYD Co. Ltd., Class A	777	28,467
BYD Co. Ltd., Class H	6,155	151,007
By-health Co. Ltd., Class A	300	843
CECEP Solar Energy Co. Ltd., Class A	1,600	1,690
Chengxin Lithium Group Co. Ltd., Class A	300	1,795
China Baoan Group Co. Ltd., Class A	900	1,664
China Communications Services Corp. Ltd., Class H	16,044	5,509
China Conch Venture Holdings Ltd.	12,716	28,900
China Construction Bank Corp., Class H	715,420	431,699
China Eastern Airlines Corp. Ltd., Class A*	4,800	3,625
China Feihe Ltd., 144A	27,466	22,274
China Jushi Co. Ltd., Class A	1,828	3,706
China Lesso Group Holdings Ltd.	9,349	11,367
China Medical System Holdings Ltd.	9,958	14,442
China Merchants Bank Co. Ltd., Class A	9,034	44,586
China Merchants Bank Co. Ltd., Class H	29,018	145,731
China Resources Mixc Lifestyle Services Ltd., 144A	5,222	24,720
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	400	3,344
China Southern Airlines Co. Ltd., Class A*	3,674	3,864
China Southern Airlines Co. Ltd., Class H*	12,905	7,638
China Three Gorges Renewables Group Co. Ltd., Class A	12,810	10,489
China Vanke Co. Ltd., Class A	4,385	11,545
China Vanke Co. Ltd., Class H	12,715	26,161
CITIC Ltd.	44,575	45,629
CMOC Group Ltd., Class A	8,624	5,673
CMOC Group Ltd., Class H	25,630	11,854
Contemporary Amperex Technology Co. Ltd., Class A	1,053	57,232
COSCO SHIPPING Holdings Co. Ltd., Class A	5,600	9,985
COSCO SHIPPING Holdings Co. Ltd., Class H	23,486	25,365
Country Garden Services Holdings Co. Ltd.	15,205	37,245
CSPC Pharmaceutical Group Ltd.	67,324	86,166
Dali Foods Group Co. Ltd., 144A	15,813	7,476
ENN Energy Holdings Ltd.	5,922	83,077
ENN Natural Gas Co. Ltd., Class A	1,200	3,151
Fosun International Ltd.	19,653	14,956
Ganfeng Lithium Group Co. Ltd., Class A	664	7,593

Ganfeng Lithium Group Co. Ltd., Class H, 144A	2,798	24,304
GEM Co. Ltd., Class A	1,200	1,381
Genscript Biotech Corp.*	8,888	22,500
Gotion High-tech Co. Ltd., Class A	500	2,259
Greentown Service Group Co. Ltd.	9,902	6,774
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	300	1,241
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	200	1,926
Hansoh Pharmaceutical Group Co. Ltd., 144A	9,253	17,497
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,642	5,855
Huadong Medicine Co. Ltd., Class A	600	3,491
Huatai Securities Co. Ltd., Class A	3,356	6,192
Huatai Securities Co. Ltd., Class H, 144A	9,778	11,287
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,650	10,793
Jafron Biomedical Co. Ltd., Class A	200	894
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,600	3,000
Jiangsu Expressway Co. Ltd., Class H	7,064	6,371
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,500	3,534
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	300	1,565
Keda Industrial Group Co. Ltd., Class A	1,200	2,709
Kingdee International Software Group Co. Ltd.*	19,946	32,913
Lenovo Group Ltd.	54,318	45,790
Li Auto, Inc., Class A*	8,600	85,995
Longfor Group Holdings Ltd., 144A(a)	13,998	42,233
Meituan, Class B, 144A*	32,754	686,510
Microport Scientific Corp.*	4,949	11,590
Ming Yang Smart Energy Group Ltd., Class A	600	2,268
NetEase, Inc.	14,520	203,323
Orient Securities Co. Ltd., Class A	3,500	4,412
Ovctek China, Inc., Class A	340	1,512
Pharmaron Beijing Co. Ltd., Class A	300	2,716
Pharmaron Beijing Co. Ltd., Class H, 144A	1,418	8,066
Ping An Healthcare and Technology Co. Ltd., 144A*	4,153	10,354
Pop Mart International Group Ltd., 144A	4,315	9,586
Postal Savings Bank of China Co. Ltd., Class A	12,284	7,734
Postal Savings Bank of China Co. Ltd., Class H, 144A	55,065	33,016
SF Holding Co. Ltd., Class A	2,188	16,371
Shandong Nanshan Aluminum Co. Ltd., Class A	4,300	2,125
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	18,553	26,954
Shanghai Construction Group Co. Ltd., Class A	3,400	1,339
Shanghai Electric Group Co. Ltd., Class A*	4,200	2,514
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	826	4,326
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,817	12,617
Shanghai M&G Stationery, Inc., Class A	400	2,698
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,278	3,491
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,091	8,440
Shanghai Putailai New Energy Technology Co. Ltd., Class A	726	5,688
Shenzhen Inovance Technology Co. Ltd., Class A	1,224	12,141
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	548	25,112
Sichuan Yahua Industrial Group Co. Ltd., Class A	500	1,930
Sinopharm Group Co. Ltd., Class H	10,427	24,633
Skshu Paint Co. Ltd., Class A*	140	2,381
Sungrow Power Supply Co. Ltd., Class A	670	10,877
Tencent Holdings Ltd.	46,327	1,704,582
Titan Wind Energy Suzhou Co. Ltd., Class A	700	1,399
Tongcheng Travel Holdings Ltd.*	8,927	19,077
Topchoice Medical Corp., Class A*	100	1,786
Uni-President China Holdings Ltd.	9,964	8,732
Unisplendour Corp. Ltd., Class A	1,040	2,772
Vipshop Holdings Ltd., ADR*	3,184	35,502
Want Want China Holdings Ltd.	36,487	24,775
Weichai Power Co. Ltd., Class A	2,700	4,090
Weichai Power Co. Ltd., Class H	13,000	17,188
WuXi AppTec Co. Ltd., Class A	1,088	11,980
WuXi AppTec Co. Ltd., Class H, 144A	2,764	27,196
Wuxi Biologics Cayman, Inc., 144A*	26,889	172,761
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,700	2,762
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	4,986	5,359
Xinyi Solar Holdings Ltd.	37,493	43,279
XPeng, Inc., Class A*	4,952	21,348
Yadea Group Holdings Ltd., 144A	8,450	15,892
Yihai International Holding Ltd.*	3,141	9,738
Youngy Co. Ltd., Class A*	100	1,736
Yum China Holdings, Inc.	3,135	172,801
Yunnan Baiyao Group Co. Ltd., Class A	806	6,438
Yunnan Energy New Material Co. Ltd., Class A	358	6,288

Zhejiang Chint Electrics Co. Ltd., Class A	912	3,703
Zhejiang Expressway Co. Ltd., Class H	8,654	6,431
Zhejiang Huayou Cobalt Co. Ltd., Class A	699	6,168
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	300	1,677
Zhejiang Weixing New Building Materials Co. Ltd., Class A	800	2,452
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	3,800	3,133
ZTO Express Cayman, Inc., ADR	3,114	78,068

(Cost $9,299,656)		6,718,771

Colombia - 0.1%
Bancolombia SA	1,897	15,752
Interconexion Electrica SA ESP	3,577	14,479

(Cost $38,834)		30,231

Cyprus - 0.0%
Polymetal International PLC*(b)
(Cost $40,174)	2,070	0

Czech Republic - 0.1%
Komercni Banka AS	586	17,099
Moneta Money Bank AS, 144A	2,951	8,985

(Cost $30,337)		26,084

Egypt - 0.1%
Commercial International Bank Egypt SAE
(Cost $28,914)	18,719	30,538

Greece - 0.2%
Alpha Services and Holdings SA*	14,485	15,086
Eurobank Ergasias Services and Holdings SA*	20,033	22,483
Mytilineos SA	739	13,651

(Cost $46,546)		51,220

Hong Kong - 2.0%
Alibaba Health Information Technology Ltd.*	34,090	27,908
Beijing Enterprises Water Group Ltd.	28,772	7,630
China Everbright Environment Group Ltd.	30,739	14,059
China Gas Holdings Ltd.	23,390	29,696
China Mengniu Dairy Co. Ltd.*	23,265	103,725
China Overseas Land & Investment Ltd.	27,973	75,617
China Resources Cement Holdings Ltd.	17,635	9,512
China Resources Gas Group Ltd.	7,040	24,803
China Resources Land Ltd.	23,647	109,063
China Ruyi Holdings Ltd.*	30,839	6,756
Far East Horizon Ltd.	10,270	7,802
Hopson Development Holdings Ltd.	445	506
Kunlun Energy Co. Ltd.	29,480	22,661
Shenzhen International Holdings Ltd.	8,929	8,214
Shimao Group Holdings Ltd.*(a)(b)	7,398	0
Sino Biopharmaceutical Ltd.	76,834	45,084
Vinda International Holdings Ltd.	1,273	3,311

(Cost $635,792)		496,347

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	2,959	20,960
OTP Bank Nyrt	1,674	45,201

(Cost $91,577)		66,161

India - 14.6%
Adani Green Energy Ltd.*	2,352	61,128
Adani Total Gas Ltd.	2,066	92,161
Asian Paints Ltd.	2,828	110,262
Axis Bank Ltd.	17,084	189,068
Berger Paints India Ltd.	1,796	13,726
Britannia Industries Ltd.	815	43,657
Colgate-Palmolive India Ltd.	919	18,419
Dabur India Ltd.	4,651	33,602
Eicher Motors Ltd.	1,047	44,799
GAIL India Ltd.	14,638	17,031
Grasim Industries Ltd.	2,039	44,061
Havells India Ltd.	1,865	28,708
HCL Technologies Ltd.	7,898	108,699
Hero MotoCorp Ltd.	824	28,857
Hindalco Industries Ltd.	9,926	54,934
Hindustan Unilever Ltd.	6,114	201,533
Housing Development Finance Corp. Ltd.	12,850	424,863
ICICI Prudential Life Insurance Co. Ltd., 144A	2,296	13,426
Indraprastha Gas Ltd.	2,296	12,479
Info Edge India Ltd.	535	26,236
Infosys Ltd., ADR	13,099	266,565
Infosys Ltd.	11,999	240,897
Kotak Mahindra Bank Ltd.	4,180	99,939
Lupin Ltd.	1,463	13,763
Mahindra & Mahindra Ltd.	6,405	102,686
Marico Ltd.	3,961	24,677
Nestle India Ltd.	256	63,449
PI Industries Ltd.	528	22,647
Reliance Industries Ltd.	22,526	755,516
Shree Cement Ltd.	86	25,218
Shriram Transport Finance Co. Ltd.	1,716	28,447
Siemens Ltd.	522	17,787
State Bank of India	13,008	96,231
Tata Consultancy Services Ltd.	6,823	284,093
UPL Ltd.	3,732	36,190
Zomato Ltd.*	17,637	14,131

(Cost $3,148,295)		3,659,885

Indonesia - 1.9%
Aneka Tambang Tbk	64,114	8,090
PT Bank Central Asia Tbk	411,210	243,095
PT Bank Negara Indonesia Persero Tbk	55,191	34,732
PT Barito Pacific Tbk	201,386	10,113
PT Indah Kiat Pulp & Paper Tbk	21,000	13,349
PT Kalbe Farma Tbk	169,252	22,271
PT Merdeka Copper Gold Tbk*	93,215	24,590
PT Telkom Indonesia Persero Tbk	364,712	93,662
PT Unilever Indonesia Tbk	60,581	18,485

(Cost $444,583)		468,387

Kuwait - 0.6%
Kuwait Finance House KSCP
(Cost $138,644)	54,905	154,351

Malaysia - 2.1%
AMMB Holdings Bhd	14,500	13,595
Axiata Group Bhd	20,983	15,333
CIMB Group Holdings Bhd	51,173	66,735
DiGi.Com Bhd	24,900	22,395
HAP Seng Consolidated Bhd	5,300	7,913
Hartalega Holdings Bhd	14,600	5,679
IHH Healthcare Bhd	12,900	16,823
Kuala Lumpur Kepong Bhd	3,500	16,447
Malayan Banking Bhd	36,153	70,152
Malaysia Airports Holdings Bhd*	4,400	6,361
Maxis Bhd	17,000	14,678
MISC Bhd	10,200	16,513
Nestle Malaysia Bhd	500	15,615
Petronas Dagangan Bhd	1,900	10,159
Petronas Gas Bhd	5,300	20,020
PPB Group Bhd	4,700	18,176
Press Metal Aluminium Holdings Bhd	25,400	27,699
Public Bank Bhd	109,475	110,767
QL Resources Bhd	7,400	9,268
RHB Bank Bhd	10,942	13,827
Sime Darby Bhd	20,200	9,765
Telekom Malaysia Bhd	8,500	10,703
Top Glove Corp. Bhd	35,800	7,003

(Cost $533,440)		525,626

Mexico - 2.1%
Arca Continental SAB de CV	3,394	28,209
Cemex SAB de CV, Series CPO*	113,975	52,065
Coca-Cola Femsa SAB de CV	3,903	26,506
Fomento Economico Mexicano SAB de CV	13,949	110,693
Gruma SAB de CV, Class B	1,581	19,653
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,411	34,765
Grupo Bimbo SAB de CV, Series A	9,517	40,252
Grupo Financiero Banorte SAB de CV, Class O	19,222	153,093
Grupo Televisa SAB, Series CPO	17,939	19,621
Industrias Penoles SAB de CV*	1,062	14,219
Kimberly-Clark de Mexico SAB de CV, Class A	12,160	20,587

(Cost $496,918)		519,663

Netherlands - 0.1%
NEPI Rockcastle NV
(Cost $21,995)	3,265	19,791

Peru - 0.3%
Credicorp Ltd.
(Cost $75,018)	539	82,763

Philippines - 0.6%
Ayala Corp.	1,700	20,919
Globe Telecom, Inc.	198	8,052
JG Summit Holdings, Inc.	23,520	20,418
Monde Nissin Corp., 144A	46,200	10,325
SM Investments Corp.	1,632	27,094
SM Prime Holdings, Inc.	85,100	54,767
Universal Robina Corp.	6,530	15,355

(Cost $170,490)		156,930

Poland - 0.9%
Bank Polska Kasa Opieki SA	1,390	25,688
CD Projekt SA(a)	496	14,310
KGHM Polska Miedz SA	1,064	27,140
Polski Koncern Naftowy ORLEN SA	4,667	67,128
Powszechna Kasa Oszczednosci Bank Polski SA	6,681	41,720
Powszechny Zaklad Ubezpieczen SA	4,504	31,350
Santander Bank Polska SA	286	17,236

(Cost $287,384)		224,572

Qatar - 1.1%
Commercial Bank PSQC	23,528	38,376
Qatar Fuel QSC	4,285	21,332
Qatar Gas Transport Co. Ltd.	17,822	19,429
Qatar National Bank QPSC	34,340	184,819

(Cost $255,083)		263,956

Russia - 0.0%
Gazprom PJSC(b)	68,905	0
LUKOIL PJSC(b)	2,409	0
Mobile TeleSystems PJSC, ADR*(b)	2,662	0
Moscow Exchange MICEX-RTS PJSC*(b)	8,602	0
Novatek PJSC(b)	5,300	0
Novolipetsk Steel PJSC(b)	8,462	0
PhosAgro PJSC(b)	267	0
PhosAgro PJSC, GDR(b)	300	0
PhosAgro PJSC, GDR*(b)	4	0
Polyus PJSC*(b)	193	0

(Cost $634,911)		0

Saudi Arabia - 1.8%
ACWA Power Co.	590	22,004
Bank AlBilad*	3,556	49,094
Dr Sulaiman Al Habib Medical Services Group Co.	651	40,176
Saudi Arabian Oil Co., 144A	18,172	161,937
Saudi Basic Industries Corp.	6,663	147,112
Saudi Electricity Co.	6,201	40,809

(Cost $499,233)		461,132

Singapore - 0.1%
BOC Aviation Ltd., 144A
(Cost $11,623)	1,457	11,433

South Africa - 6.1%
Absa Group Ltd.	6,155	74,302
Anglo American Platinum Ltd.	400	40,418
Aspen Pharmacare Holdings Ltd.	2,858	23,854
Bid Corp. Ltd.	2,555	50,147
Bidvest Group Ltd.	2,117	28,922
Capitec Bank Holdings Ltd.	634	75,506
Clicks Group Ltd.	1,878	32,589
Discovery Ltd.*	3,532	26,511
FirstRand Ltd.	37,282	146,869
Gold Fields Ltd.	6,611	73,288
Growthpoint Properties Ltd. REIT	21,296	17,791
Impala Platinum Holdings Ltd.	6,251	77,101
Kumba Iron Ore Ltd.(a)	500	14,227
Mr Price Group Ltd.	1,755	17,471
MTN Group Ltd.	12,673	104,993
MultiChoice Group	2,888	20,202
Naspers Ltd., Class N	1,626	252,171
Nedbank Group Ltd.	3,458	46,472
Northam Platinum Holdings Ltd.*	2,561	29,564
Old Mutual Ltd.	35,509	23,189
Remgro Ltd.	3,939	33,417
Sanlam Ltd.	12,433	41,079
Sasol Ltd.	4,274	75,228
Shoprite Holdings Ltd.	3,861	57,269
SPAR Group Ltd.	1,407	11,023
Standard Bank Group Ltd.	9,998	105,877
Vodacom Group Ltd.	4,741	35,075

(Cost $1,595,487)		1,534,555

South Korea - 7.2%
Amorepacific Corp.	202	19,988
BGF retail Co. Ltd.	55	8,570
Celltrion Healthcare Co. Ltd.	653	32,183
CJ CheilJedang Corp.	64	19,168
CJ Corp.	102	5,932
Coway Co. Ltd.	411	17,950
Doosan Bobcat, Inc.	313	8,437
Hana Financial Group, Inc.	2,217	74,889
Hanwha Solutions Corp.*	896	34,852
HMM Co. Ltd.	2,039	34,477
Hyundai Engineering & Construction Co. Ltd.	606	18,839
Hyundai Glovis Co. Ltd.	144	19,271
Hyundai Mipo Dockyard Co. Ltd.*	143	9,379
Kakao Corp.	2,308	98,701
KB Financial Group, Inc.	2,897	115,322
Korea Zinc Co. Ltd.	66	31,527
Korean Air Lines Co. Ltd.*	1,331	25,684
LG Chem Ltd.	363	203,677
LG Corp.	724	46,168
LG Display Co. Ltd.	1,750	19,174
LG Electronics, Inc.	788	58,315
LG H&H Co. Ltd.	67	33,326
Lotte Chemical Corp.	129	17,949
NAVER Corp.	989	140,231
NCSoft Corp.	125	44,594
Netmarble Corp., 144A	95	3,526
POSCO Chemical Co. Ltd.	195	32,307
S-1 Corp.	116	5,647
Samsung Engineering Co. Ltd.*	1,172	21,816
Samsung Life Insurance Co. Ltd.	622	34,617
Samsung SDI Co. Ltd.	410	226,629
Samsung SDS Co. Ltd.	267	25,812
Samsung Securities Co. Ltd.	477	12,731
Shinhan Financial Group Co. Ltd.	3,384	97,760
SK Biopharmaceuticals Co. Ltd.*	211	11,775
SK IE Technology Co. Ltd., 144A*	202	10,094
SK Innovation Co. Ltd.*	419	56,869
SK, Inc.	277	45,997
SKC Co. Ltd.	164	13,927
Woori Financial Group, Inc.	4,034	39,763
Yuhan Corp.	395	17,491

(Cost $1,989,389)		1,795,364

Taiwan - 20.1%
Acer, Inc.	21,941	17,464
AUO Corp.	50,751	26,438
Cathay Financial Holding Co. Ltd.	59,259	83,504
Chailease Holding Co. Ltd.	10,626	69,280
China Airlines Ltd.	21,022	12,312
China Steel Corp.	87,930	82,935
Chunghwa Telecom Co. Ltd.	28,069	103,083
CTBC Financial Holding Co. Ltd.	130,403	97,046
Delta Electronics, Inc.	14,377	140,488
E.Sun Financial Holding Co. Ltd.	97,149	77,957
Eva Airways Corp.	19,784	17,892
Evergreen Marine Corp. Taiwan Ltd.	7,987	42,125
Far Eastern New Century Corp.	23,050	24,239
Far EasTone Telecommunications Co. Ltd.	11,313	24,891
First Financial Holding Co. Ltd.	75,806	64,264
Fubon Financial Holding Co. Ltd.	54,846	107,898
Hotai Motor Co. Ltd.	2,099	44,146
Hua Nan Financial Holdings Co. Ltd.	68,065	49,994
MediaTek, Inc.	11,371	269,691
Mega Financial Holding Co. Ltd.	81,279	84,157
momo.com, Inc.	423	8,212
Nan Ya Plastics Corp.	36,034	89,661
President Chain Store Corp.	4,406	38,849
Shanghai Commercial & Savings Bank Ltd.	27,134	44,601
SinoPac Financial Holdings Co. Ltd.	77,494	45,636
Taishin Financial Holding Co. Ltd.	79,416	38,930
Taiwan Cement Corp.	44,314	48,608
Taiwan Cooperative Financial Holding Co. Ltd.	73,880	63,707
Taiwan High Speed Rail Corp.	16,623	15,571

Taiwan Mobile Co. Ltd.		13,023	40,242
Taiwan Semiconductor Manufacturing Co. Ltd.		182,722	2,897,018
Uni-President Enterprises Corp.		35,748	76,457
United Microelectronics Corp.*		87,869	130,216
Voltronic Power Technology Corp.		425	23,790
Wan Hai Lines Ltd.		5,523	13,600
Yang Ming Marine Transport Corp.		13,041	27,892

(Cost $4,637,088)			5,042,794

Thailand - 2.8%
Advanced Info Service PCL, NVDR		8,900	47,699
Airports of Thailand PCL, NVDR*		32,400	68,907
Asset World Corp. PCL, NVDR		57,700	10,308
B Grimm Power PCL, NVDR		6,200	6,593
Bangkok Dusit Medical Services PCL, NVDR		78,000	66,908
Berli Jucker PCL, NVDR		10,600	10,295
BTS Group Holdings PCL, NVDR		64,600	15,387
Bumrungrad Hospital PCL, NVDR		4,100	26,392
Central Pattana PCL, NVDR		14,900	30,632
Charoen Pokphand Foods PCL, NVDR		27,700	18,773
CP ALL PCL, NVDR		44,100	81,285
Energy Absolute PCL, NVDR		12,200	33,471
Home Product Center PCL, NVDR		44,000	18,341
Indorama Ventures PCL, NVDR		12,500	15,064
Intouch Holdings PCL, NVDR		8,500	17,776
Krungthai Card PCL		400	666
Krungthai Card PCL, NVDR		6,100	10,162
Minor International PCL, NVDR*		24,954	21,759
Osotspa PCL		2,600	2,083
Osotspa PCL, NVDR		6,200	4,967
PTT Exploration & Production PCL, NVDR		10,100	53,844
PTT Global Chemical PCL, NVDR		17,000	23,139
PTT Oil & Retail Business PCL, NVDR		20,200	13,976
SCB X PCL, NVDR		6,300	18,758
SCG Packaging PCL		400	627
SCG Packaging PCL, NVDR		8,900	13,944
Siam Cement PCL, NVDR		5,900	56,214
Thai Union Group PCL, NVDR		20,700	10,037
True Corp. PCL, NVDR		87,600	11,278

(Cost $712,280)			709,285

Turkey - 0.4%
KOC Holding AS		6,021	22,862
Turk Hava Yollari AO*		3,870	24,976
Turkiye Is Bankasi AS, Class C		23,133	12,889
Turkiye Petrol Rafinerileri AS*		935	24,202
Turkiye Sise ve Cam Fabrikalari AS		10,472	22,021

(Cost $72,019)			106,950

United Arab Emirates - 2.1%
Abu Dhabi Commercial Bank PJSC		21,186	56,469
Abu Dhabi Islamic Bank PJSC		10,740	28,071
Aldar Properties PJSC		29,086	37,614
Emirates NBD Bank PJSC		14,346	51,752
Emirates Telecommunications Group Co. PJSC		25,970	182,419
First Abu Dhabi Bank PJSC		33,048	158,357

(Cost $452,549)			514,682

TOTAL COMMON STOCKS (Cost $27,211,177)			24,443,207

PREFERRED STOCKS - 2.1%
Brazil - 1.5%
Banco Bradesco SA		39,515	117,069
Cia Energetica de Minas Gerais		10,986	23,983
Gerdau SA		8,435	50,638
Itau Unibanco Holding SA		35,908	177,532

(Cost $389,000)			369,222

Chile - 0.4%
Sociedad Quimica y Minera de Chile SA, Class B
(Cost $67,001)		1,039	102,479

Colombia - 0.1%
Bancolombia SA
(Cost $23,135)		3,336	22,153

South Korea - 0.1%
LG Chem Ltd.
(Cost $14,435)		62	15,749

TOTAL PREFERRED STOCKS (Cost $493,571)			509,603

	Principal Amount		Value
CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries Ltd.
Series N3, 5.50%, 6/3/24
(Cost $0)	INR	12,383	148

	Number of Shares		Value
RIGHTS - 0.0%
Taiwan - 0.0%
Shanghai Commercial & Savings Bank Ltd.*, expires 12/22/22
(Cost $0)		1,799	803

WARRANTS - 0.0%
Thailand - 0.0%
BTS Group Holdings PCL*, expires 11/7/24		3,050	24
BTS Group Holdings PCL*, expires 11/20/26		6,100	54

TOTAL WARRANTS (Cost $0)			78

EXCHANGE-TRADED FUNDS - 0.0%
iShares ESG Aware MSCI EM ETF
(Cost $5,154)		170	5,365

SECURITIES LENDING COLLATERAL - 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69%(c)(d)
(Cost $56,985)	56,985	56,985

CASH EQUIVALENTS - 0.6%
DWS Government Money Market Series “Institutional Shares”, 3.74%(c)
(Cost $159,578)	159,578	159,578

TOTAL INVESTMENTS - 100.5% (Cost $27,926,465)		$25,175,767
Other assets and liabilities, net - (0.5%)		(131,906)

NET ASSETS - 100.0%		$25,043,861

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022

SECURITIES LENDING COLLATERAL - 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69%(c)(d)
43,257	13,728	(e)	—	—	—	450	—	56,985	56,985
CASH EQUIVALENTS - 0.6%
DWS Government Money Market Series “Institutional Shares”, 3.74%(c)
—	4,563,935		(4,404,357)	—	—	793	—	159,578	159,578

43,257	4,577,663		(4,404,357)	—	—	1,243	—	216,563	216,563

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2022 amounted to $127,809, which is 0.5% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $78,752.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

Market disruption risk: Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Russia’s recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in the “Main Risks” section of the Fund’s current prospectus.

At November 30, 2022 the Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Financials	$5,503,131	22.0%
Information Technology	4,812,187	19.3
Communication Services	3,272,751	13.1
Consumer Discretionary	3,095,592	12.4
Materials	1,922,540	7.7
Industrials	1,516,475	6.1
Consumer Staples	1,492,031	6.0
Energy	1,294,949	5.2
Health Care	920,877	3.7
Utilities	628,843	2.5
Real Estate	494,463	2.0

Total	$24,953,839	100.0%

At November 30, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
MSCI Emerging Markets Index Future	USD	2	$91,565	$98,250	12/16/2022	$6,685

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2022.

Currency Abbreviations

INR	Indian Rupee
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$24,443,207	$—	$0	$24,443,207
Preferred Stocks(a)	509,603	—	—	509,603
Corporate Bonds	—	148	—	148
Rights	—	803	—	803
Warrants	78	—	—	78
Exchange-Traded Funds	5,365	—	—	5,365
Short-Term Investments(a)	216,563	—	—	216,563
Derivatives(b)
Futures Contracts	6,685	—	—	6,685

TOTAL	$25,181,501	$951	$0	$25,182,452

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

EMSG-PH1

R-089711-1 (5/24) DBX005195 (5/24)